Income Tax	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets is as follows:

December 31, 2020
Deferred tax assets
Net operating loss carryforward	$36,315
Unrealized loss on marketable securities held in Trust Account	1,837
Total deferred tax assets	38,152
Valuation Allowance	(38,152)
Deferred tax assets, net of allowance	$—

The income tax provision consists of the following:

As of December 31, 2020
Federal
Current	$—
Deferred	(38,152)

State and Local
Current	—
Deferred	—
Change in valuation allowance	38,152

Income tax provision	$—

As of December 31, 2020, the Company had 172,929 of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from September 10, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $38,152.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(18.7)%
Valuation allowance	(2.3)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.